Share-Based Compensation (Tables)	12 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Summary of Non-vested Shares and RSUs Movement
For the years ended April 30, 2021, 2022 and 2023, the non-vested shares and RSUs movement was as follows:

	Non-vested RSUs of the Company outstanding	Non-vested shares outstanding
		Class A ordinary shares of the Company	Ordinary shares of PolicyPal
At May 1, 2021	—	38,710	—
Grant	17,540	—	5,827
Vested	—	—	(5,827)

At April 30, 2022	17,540	38,710	—
Vested	(5,847)	—	—

At April 30, 2023	11,693	38,710	—